Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Switzerland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 0.3%
Banque Cantonale Vaudoise, Registered	39,071	$4,526,658
Building Products — 1.5%
Geberit AG, Registered	27,007	20,172,351
Capital Markets — 7.0%
Julius Baer Group Ltd.	178,372	11,764,135
Partners Group Holding AG	17,646	23,687,436
UBS Group AG, Registered	1,773,555	56,577,351
		92,028,922
Chemicals — 5.6%
EMS-Chemie Holding AG, Registered	7,771	5,905,228
Givaudan SA, Registered	7,094	35,676,348
Sika AG, Registered	117,351	31,493,718
		73,075,294
Construction Materials — 3.3%
Holcim AG	393,709	43,626,956
Containers & Packaging — 0.5%
SIG Group AG	311,667	6,372,702
Diversified Telecommunication Services — 1.1%
Swisscom AG, Registered	21,718	14,938,682
Electric Utilities — 0.4%
BKW AG	25,610	5,404,167
Electrical Equipment — 4.3%
ABB Ltd., Registered	1,005,206	56,942,570
Food Products — 17.2%
Barry Callebaut AG, Registered	4,336	4,463,550
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	817	13,155,008
Chocoladefabriken Lindt & Spruengli AG, Registered	90	14,139,902
Nestle SA, Registered	1,823,994	194,322,966
		226,081,426
Health Care Equipment & Supplies — 4.4%
Alcon AG	382,487	32,938,592
Sonova Holding AG, Registered	42,691	13,409,357
Straumann Holding AG	94,853	12,200,764
		58,548,713
Insurance — 10.5%
Baloise Holding AG, Registered	38,619	9,165,181
Helvetia Holding AG, Registered	35,778	8,480,788
Swiss Life Holding AG, Registered	22,884	22,855,133
Swiss Re AG	229,428	40,538,485
Zurich Insurance Group AG	82,405	57,801,963
		138,841,550
Life Sciences Tools & Services — 2.9%
Lonza Group AG, Registered	55,133	38,257,080
Machinery — 2.3%
Schindler Holding AG, Participation Certificates, NVS	35,120	12,514,749
Schindler Holding AG, Registered	22,740	7,820,283
VAT Group AG(a)	24,686	9,417,983
		29,753,015
Security	Shares	Value
Marine Transportation — 0.8%
Kuehne + Nagel International AG, Registered	43,676	$9,827,822
Pharmaceuticals — 26.4%
Galderma Group AG	93,066	12,227,327
Novartis AG, Registered	1,365,875	157,661,693
Roche Holding AG, NVS	488,439	158,228,397
Roche Holding AG, Bearer	7,625	2,605,419
Sandoz Group AG	344,768	17,539,637
		348,262,473
Professional Services — 1.0%
SGS SA	128,311	13,401,217
Real Estate Management & Development — 0.8%
Swiss Prime Site AG, Registered	72,891	10,366,030
Software — 0.4%
Temenos AG, Registered	63,690	4,735,531
Specialty Retail — 0.4%
Avolta AG, Registered	101,533	5,445,295
Technology Hardware, Storage & Peripherals — 0.8%
Logitech International SA, Registered	129,324	10,776,007
Textiles, Apparel & Luxury Goods — 5.9%
Cie Financiere Richemont SA, Class A, Registered	382,653	72,209,308
Swatch Group AG (The), Bearer(b)	31,946	5,389,490
		77,598,798
Total Long-Term Investments — 97.8% (Cost: $1,140,656,765)		1,288,983,259
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	5,326,038	5,328,169
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	2,000,000	2,000,000
Total Short-Term Securities — 0.6% (Cost: $7,328,169)		7,328,169
Total Investments — 98.4% (Cost: $1,147,984,934)		1,296,311,428
Other Assets Less Liabilities — 1.6%		21,092,870
Net Assets — 100.0%		$1,317,404,298

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Switzerland ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,328,169 (a)	$—	$—	$—	$5,328,169	5,326,038	$91 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	460,000	1,540,000 (a)	—	—	—	2,000,000	2,000,000	11,280	—
				$—	$—	$7,328,169		$11,371	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Swiss Market Index	195	06/20/25	$29,008	$523,455
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,288,983,259	$—	$1,288,983,259
Short-Term Securities
Money Market Funds	7,328,169	—	—	7,328,169
	$7,328,169	$1,288,983,259	$—	$1,296,311,428

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Switzerland ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$523,455	$—	$523,455

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares